Consolidated Statement of Other Comprehensive Income (loss) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	S/ 198,875	S/ 168,900	S/ 176,828
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent years:
Change in fair value of financial instruments designated at fair value through other comprehensive loss	(370)	(25)	(565)
Deferred income tax	109	7	167
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Net gain on cash flows hedges		2,154	3,838
Deferred income tax		(634)	(1,133)
Other comprehensive income (loss) for the year, net of income tax	(261)	1,502	2,307
Total other comprehensive income for the year, net of income tax	S/ 198,614	S/ 170,402	S/ 179,135